STATEMENT OF CASH FLOWS - Unaudited (USD $)	9 Months Ended		21 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Net loss	$ (2,311)	$ (2,897)	$ (6,488)
Stock based compensation		1,000
Accrued expenses	141	104	141
Related party payable			243
Net cash used in operating activities	(2,311)	(2,793)	(6,104)
Expenses paid by affiliates	2,311	2,793	5,104
Net cash provided by financing activities	$ 2,311	$ 2,793	$ 5,104